Provisions	12 Months Ended
Dec. 31, 2020
Provisions.
Provisions

21 Provisions

			Employee		Other
	Severance	Environmental	benefits	Legal	provisions	Total
	$m	$m	$m	$m	$m	$m
At 1 January 2018	358	59	126	654	271	1,468
Charge for year	94	65	1	11	30	201
Cash paid	(152)	(24)	(9)	(232)	(28)	(445)
Reversals	(58)	–	–	(230)	(28)	(316)
Exchange and other movements	(16)	(3)	1	(5)	6	(17)
At 31 December 2018	226	97	119	198	251	891
Charge for year	158	31	18	618	236	1,061
Cash paid	(115)	(39)	(13)	(147)	(24)	(338)
Reversals	(30)	(1)	–	(28)	(17)	(76)
Exchange and other movements	2	8	6	1	9	26
At 31 December 2019	241	96	130	642	455	1,564
Transfers in1	–	–	–	–	258	258
Charge for year	116	34	15	16	95	276
Cash paid	(62)	(30)	(48)	(295)	(56)	(491)
Reversals	(89)	–	(2)	(14)	(27)	(132)
Exchange and other movements	8	–	33	(1)	45	85
At 31 December 2020	214	100	128	348	770	1,560

[1]

The Group revised its presentation of certain provisions ($258m)  in 2020, which cover third-party liability and other risks (including incurred but not yet reported claims) to present this within current Other provisions. This balance has historically been presented within current Other payables. Upon review of the balances, the claims are considered to be uncertain as to timing and amount and therefore treatment as a provision is deemed more appropriate.  The prior year comparatives have not been restated as the change in presentation on the financial statement line items impacted is not considered to be material.

	2020	2019	2018
	$m	$m	$m
Due within one year	976	723	506
Due after more than one year	584	841	385
Total	1,560	1,564	891

Severance provisions arise from global restructuring initiatives which involve rationalisation of the global supply chain, the sales and marketing organisation, IT and business support infrastructure, and R&D. Employee costs in connection with the initiatives are recognised in severance provisions. Final severance costs are often subject to the completion of the requisite consultations on the areas impacted. AstraZeneca endeavours to support employees affected by restructuring initiatives to seek alternative roles within the organisation. Where the employee is successful, any severance provisions will be released.

Details of the environmental and legal provisions totalling $100m (2019: $96m; 2018: $97m) and $348m (2019: $642m; 2018: $198m), respectively, and ongoing matters are provided in Note 29. The legal issues are often subject to substantial uncertainties with regard to the timing and final amounts of any payments. As such, once established these provisions remain in Provisions until settlement is reached and uncertainty resolved, with no transfer to Trade and other payables prior to payment. A significant proportion of the total legal provision relates to matters settled in previous periods. These uncertainties can also cause reversal in previously established provisions once final settlement is reached.

Employee benefit provisions include the Deferred Bonus Plan. Further details are included in Note 28.

Other provisions comprise amounts relating to specific contractual or constructive obligations and disputes. The majority of other provisions relates to amounts associated with long-standing product liability settlements that arose prior to the merger of Astra and Zeneca. Given the nature of the provision the amounts are expected to be settled over many years.

No provision has been released or applied for any purpose other than that for which it was established.